Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2022 USD ($)
Summary of Investments - Other Than Investments in Related Parties
Cost	$ 93,782.3
Amount as shown in the Consolidated Statement of Financial Position	86,309.7
Fixed maturities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	67,103.9
Value	59,631.3
Amount as shown in the Consolidated Statement of Financial Position	59,631.3
Fixed maturities | Trading
Summary of Investments - Other Than Investments in Related Parties
Cost	634.0
Value	634.0
Amount as shown in the Consolidated Statement of Financial Position	634.0
U.S. government and agencies | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	1,964.6
Value	1,715.9
Amount as shown in the Consolidated Statement of Financial Position	1,715.9
States and political subdivisions | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	7,280.1
Value	6,168.3
Amount as shown in the Consolidated Statement of Financial Position	6,168.3
Non-U.S. governments | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	565.3
Value	520.4
Amount as shown in the Consolidated Statement of Financial Position	520.4
Public utilities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	4,637.7
Value	3,983.8
Amount as shown in the Consolidated Statement of Financial Position	3,983.8
Redeemable preferred stock | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	157.5
Value	128.1
Amount as shown in the Consolidated Statement of Financial Position	128.1
All other corporate bonds | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	32,700.2
Value	29,072.9
Amount as shown in the Consolidated Statement of Financial Position	29,072.9
Residential mortgage-backed pass-through securities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	2,362.1
Value	2,170.9
Amount as shown in the Consolidated Statement of Financial Position	2,170.9
Commercial mortgage-backed securities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	5,529.7
Value	4,827.5
Amount as shown in the Consolidated Statement of Financial Position	4,827.5
Collateralized debt obligations | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	4,698.9
Value	4,560.2
Amount as shown in the Consolidated Statement of Financial Position	4,560.2
Other debt obligations | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	7,207.8
Value	6,483.3
Amount as shown in the Consolidated Statement of Financial Position	6,483.3
Equity securities
Summary of Investments - Other Than Investments in Related Parties
Cost	53.1
Value	53.1
Amount as shown in the Consolidated Statement of Financial Position	53.1
Common stocks: Banks, trust and insurance companies
Summary of Investments - Other Than Investments in Related Parties
Cost	38.2
Value	38.2
Amount as shown in the Consolidated Statement of Financial Position	38.2
Non-redeemable preferred stock
Summary of Investments - Other Than Investments in Related Parties
Cost	14.9
Value	14.9
Amount as shown in the Consolidated Statement of Financial Position	14.9
Mortgage loans
Summary of Investments - Other Than Investments in Related Parties
Cost	19,722.4
Amount as shown in the Consolidated Statement of Financial Position	19,722.4
Other real estate
Summary of Investments - Other Than Investments in Related Parties
Cost	2,237.4
Amount as shown in the Consolidated Statement of Financial Position	2,237.4
Policy loans
Summary of Investments - Other Than Investments in Related Parties
Cost	770.2
Amount as shown in the Consolidated Statement of Financial Position	770.2
Investments: Other investments
Summary of Investments - Other Than Investments in Related Parties
Cost	3,261.3
Amount as shown in the Consolidated Statement of Financial Position	$ 3,261.3